Taxes - Schedule of Reconciled to the Income Before Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Reconciled to the Income Before Income Taxes [Abstract]
Income before income tax provision	$ 564,087	$ 174,800	$ 85,556	$ 2,149,669
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax computed at PRC statutory tax rate	$ 141,022	$ 43,700	$ 21,389	$ 537,417
Preferential tax treatments	(176,122)	(47,547)	71,304	(244,284)
Non-deductible expense	188	3,781	2,423	2,775
Additional deduction for research and development expenses	(9,289)		(34,277)	(26,077)
Tax-exempted income	(1,129)	(304)	6,595	(828)
Tax effect of unused tax losses not recognised	1,489
Total	$ (43,841)	$ (370)	$ 67,434	$ 269,003	$ 307,441